UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2007

Date of reporting period:	10/31/2006

Item 1. Schedule of Investments

JENNISON CONSERVATIVE GROWTH FUND

Schedule of Investments

as of October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.7%

COMMON STOCKS

Aerospace & Defense 4.3%
17,300	Boeing Co. (The)	$1,381,578
18,600	United Technologies Corp.	1,222,392

		2,603,970
Beverages 4.7%
44,700	PepsiCo, Inc.	2,835,768

Biotechnology 3.7%
13,300	Amgen, Inc.(a)	1,009,603
14,900	Genentech, Inc.(a)	1,241,170

		2,250,773

Capital Markets 9.9%
71,700	Charles Schwab Corp. (The)	1,306,374
4,100	Goldman Sachs Group, Inc.	778,139
8,100	Lehman Brothers Holdings, Inc.	630,504
21,800	Merrill Lynch & Co., Inc.	1,905,756
22,800	UBS AG	1,364,352

		5,985,125

Chemicals 2.5%
27,600	EI Du Pont de Nemours & Co.	1,264,080
6,200	Monsanto Co.	274,164

		1,538,244

Communication Equipment 8.3%
55,900	Cisco Systems, Inc.(a)	1,348,867
31,400	Corning, Inc.(a)	641,502
63,300	Motorola, Inc.	1,459,698
12,400	Nokia Corp., ADR(Finland)	246,512
36,200	QUALCOMM, Inc.	1,317,318

		5,013,897

Computers & Peripherals 2.4%
18,000	Apple Computer, Inc.(a)	1,459,440

Consumer Finance 2.1%
21,800	American Express Co.	1,260,258

Diversified Financial Services 1.6%
13,300	NYSE Group, Inc.(a)	984,067

Electronic Equipment & Instruments 1.6%
27,300	Agilent Technologies, Inc.(a)	971,880

Energy Equipment & Services 1.3%
12,400	Schlumberger, Ltd.	782,192

Food & Staples Retailing 4.4%
42,100	CVS Corp.	1,321,098
21,500	Whole Foods Market, Inc.	1,372,560

		2,693,658

Healthcare Equipment & Supplies 3.6%
12,400	Alcon, Inc.	1,315,392
25,800	St. Jude Medical, Inc.(a)	886,230

		2,201,622

Healthcare Providers & Services 5.4%
15,700	Caremark Rx, Inc.	772,911
5,200	CIGNA Corp.	608,296
24,600	WellPoint, Inc.(a)	1,877,472

		3,258,679

Hotels, Restaurants & Leisure 1.9%
27,800	Marriott International, Inc. (Class A)	1,161,206

Household Products 2.3%
21,765	Proctor & Gamble Co.	1,379,683

Industrial Conglomerates 3.3%
9,300	3M Co.	733,212
35,900	General Electric Co.	1,260,449

		1,993,661

Insurance 3.5%
32,100	American International Group, Inc.	2,156,157

Internet Software & Services 2.6%
3,300	Google, Inc. (Class A)(a)	1,572,087

Media 3.6%
32,300	News Corp., Inc. (Class A)	673,455
48,800	Walt Disney Co.	1,535,248

		2,208,703

Multiline Retail 4.7%
40,200	Federated Department Stores, Inc.	1,765,182
18,600	Target Corp.	1,100,748

		2,865,930

Oil, Gas & Consumable Fuels 1.1%
14,100	Occidental Petroleum Corp.	661,854

Pharmaceuticals 8.1%
28,400	Abbott Laboratories	1,349,284
30,600	Novartis AG, ADR(Switzerland)	1,858,338
20,900	Sanofi-Aventis, ADR(France)	892,221
15,500	Wyeth	790,965

		4,890,808

Semiconductors & Semiconductor Equipment 1.2%
38,600	Marvell Technology Group Ltd.(a)	705,608

Software 8.7%
36,400	Adobe Systems, Inc.(a)	1,392,300
21,500	Electronic Arts, Inc.(a)	1,137,135
66,500	Microsoft Corp.	1,909,215
16,400	SAP AG, ADR (Germany)	814,096

		5,252,746

Specialty Retail 1.7%
13,700	Lowe’s Cos., Inc.	412,918
18,600	Williams-Sonoma, Inc.	632,586

		1,045,504

Textiles, Apparel & Luxury Goods 2.2%
14,200	NIKE, Inc. (Class B)	1,304,696

	Total long-term investments (cost $53,217,506)	61,038,216

SHORT-TERM INVESTMENT 0.2%

Affiliated Money Market Mutual Fund

121,739	Dryden Core Investment Fund-Taxable Money Market Series (cost $121,739)(b)	121,739

	Total Investments 100.9% (cost $53,339,245)(c)	61,159,955
	Liabilities in excess of other assets (0.9%)	(564,438)

	Net Assets 100.0%	$60,595,517

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$53,513,236	$8,692,171	$(1,045,452)	$7,646,719

The difference between book and tax basis is attributable to deferred losses on wash sales.

Strategic Partners Large Capitalization Value Fund

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Aerospace/Defense — 2.2%
2,000	Goodrich Corp.	$88,180
1,000	Honeywell International, Inc.	42,120
5,200	Lockheed Martin Corp.	452,036
16,000	Northrop Grumman Corp.	1,062,240
3,400	Raytheon Co.	169,830

		1,814,406

Automobile Manufacturers — 0.4%
10,000	General Motors Corp.	349,200

Automotive Components — 1.5%
7,200	Johnson Controls, Inc.	587,088
2,100	Magna International, Inc. (Class A Stock) (Canada)	157,080
7,500	Paccar, Inc.	444,075

		1,188,243

Automotive Parts — 0.1%
1,300	Advance Auto Parts, Inc.	45,526

Banks — 0.1%
2,400	Colonial BancGroup, Inc. (The)	57,216

Beverages — 0.8%
4,900	Anheuser-Busch Cos., Inc.	232,358
22,100	Coca-Cola Enterprises, Inc.	442,663

		675,021

Biotechnology — 0.3%
2,900	Amgen, Inc. *	220,139

Broadcasting
500	Clear Channel Communications, Inc.	17,425

Building & Construction — 0.1%
3,600	Toll Brothers, Inc. *	104,076

Building Products — 0.7%
21,600	Masco Corp.	597,240

Cable Television — 0.3%
5,000	Comcast Corp. (Class A Stock) *	203,350
200	EchoStar Communications Corp. (Class A Stock) *	7,104

		210,454

Chemicals — 2.9%
30,100	Dow Chemical Co.	1,227,779
8,700	Eastman Chemical Co.	530,004
3,700	PPG Industries, Inc.	253,080
7,400	Rohm & Haas Co.	383,468

		2,394,331

Clothing & Apparel
100	NIKE, Inc. (Class B Stock)	9,188

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
Commercial Banks — 5.1%
600	Amsouth Bancorporation	$18,132
54,257	Bank of America Corp.	2,922,824
8,600	Comerica, Inc.	500,434
4,200	First Horizon National Corp.	165,144
10,590	KeyCorp	393,313
600	Regions Financial Corp.	22,770
2,520	UnionBanCal Corp.	145,102

		4,167,719

Commercial Services & Supplies — 0.2%
1,600	International Business Machines Corp.	147,728

Computer Hardware — 0.5%
9,800	Hewlett-Packard Co.	379,652

Computer Services & Software — 1.1%
29,800	Microsoft Corp.	855,558
3,900	Oracle Corp. *	72,033

		927,591

Computer Software — 1.6%
15,900	BMC Software, Inc. *	481,929
33,486	CA, Inc.	829,113

		1,311,042

Computers & Peripherals — 0.2%
24,400	Sun Microsystems, Inc. *	132,492

Construction — 0.3%
4,700	Centex Corp.	245,810
1,700	D.R. Horton, Inc.	39,831

		285,641

Consumer Products & Services — 3.7%
20,040	Altria Group, Inc.	1,629,853
21,500	Procter & Gamble Co.	1,362,885

		2,992,738

Diversified — 0.1%
3,100	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	113,801

Diversified Financial Services — 1.4%
11,300	JPMorgan Chase & Co.	536,072
8,000	Lehman Brothers Holdings, Inc.	622,720

		1,158,792

Diversified Manufacturing Operations — 0.1%
500	Textron, Inc.	45,465

Electric - Integrated — 0.2%
11,800	Sierra Pacific Resources *	178,888

Electric Utilities — 1.6%
9,400	Exelon Corp.	582,612

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
13,800	FPL Group, Inc.	$703,800

		1,286,412

Energy Equipment & Services — 0.8%
12,000	GlobalSantaFe Corp. (Cayman Islands)	622,800
300	Schlumberger Ltd. (Netherlands)	18,924

		641,724

Entertainment & Leisure — 0.1%
500	Mattel, Inc.	11,315
1,400	Sabre Holdings Corp.	35,588

		46,903

Environmental Services — 0.3%
6,740	Waste Management, Inc.	252,615

Exchange Traded Fund — 0.1%
860	iShares Russell 1000 Value Index Fund	68,327

Financial - Bank & Trust — 3.7%
100	BB&T Corp.	4,352
1,700	E*Trade Group Corp. *	39,576
7,700	Marshall & Ilsley Corp.	369,138
4,100	North Fork Bancorp, Inc.	117,178
4,800	State Street Corp.	308,304
5,000	TCF Financial Corp.	130,150
23,200	U.S. Bancorp	785,088
3,600	Wachovia Corp.	199,800
28,500	Wells Fargo & Co.	1,034,265
700	Zions Bancorp	56,280

		3,044,131

Financial - Brokerage — 0.3%
800	Goldman Sachs Group, Inc.	151,832
1,100	MGIC Investment Corp.	64,636

		216,468

Financial Services — 5.3%
400	Capital One Financial Corp.	31,732
7,900	CIT Group, Inc.	411,195
51,400	Citigroup, Inc.	2,578,224
1,500	Franklin Resources, Inc.	170,940
3,000	Merrill Lynch & Co., Inc.	262,260
11,300	Morgan Stanley	863,659
900	TD Ameritrade Holding Corp.	14,823

		4,332,833

Food & Staples Retailing — 0.4%
5,500	Safeway, Inc.	161,480
3,400	Wal-Mart Stores, Inc.	167,552

		329,032

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
Food - Wholesale
200	SUPERVALU, Inc.	$6,680

Food Products — 0.5%
3,600	Sara Lee Corp.	61,560
13,140	Unilever PLC, ADR (United Kingdom)	319,039

		380,599

Foods — 0.2%
700	H.J. Heinz Co.	29,512
200	Kellogg Co.	10,062
3,500	Kraft Foods, Inc. (Class A Stock)	120,400
400	Sysco Corp.	13,992

		173,966

Healthcare Providers & Services — 1.6%
3,300	CIGNA Corp.	386,034
5,000	HCA, Inc.	252,600
33,500	Tenet Healthcare Corp. *	236,510
5,800	WellPoint, Inc. *	442,656

		1,317,800

Hotels, Restaurants & Leisure — 1.6%
5,900	Carnival Corp.	288,038
3,635	Harrah’s Entertainment, Inc.	270,190
10,900	McDonald’s Corp.	456,928
4,540	Wyndham Worldwide Corp *	133,930
3,200	Yum! Brands, Inc.	190,272

		1,339,358

Household Durables — 1.4%
2,800	Fortune Brands, Inc.	215,460
17,800	Lennar Corp. (Class A Stock)	845,144
1,440	Lennar Corp. (Class B Stock)	64,094

		1,124,698

Household Products — 0.6%
7,400	Kimberly-Clark Corp.	492,248

Independent Power Producers & Energy Traders — 0.9%
12,300	TXU Corp.	776,499

Industrial Conglomerates — 1.2%
2,800	3M Co.	220,752
24,800	Tyco International Ltd. (Bermuda)	729,864

		950,616

Industrial Products — 0.1%
700	Mohawk Industries, Inc. *	50,890

Insurance — 10.4%
20,300	Allstate Corp. (The)	1,245,608
4,000	Ambac Financial Group, Inc.	333,960

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
5,100	American International Group, Inc.	$342,567
5,100	Assurant, Inc.	268,566
200	Chubb Corp.	10,630
24,700	Genworth Financial, Inc. (Class A Stock)	825,968
4,500	Hanover Insurance Group, Inc. (The)	204,075
5,300	Hartford Financial Service Group, Inc.	462,001
1,800	Lincoln National Corp.	113,958
10,200	Marsh & McLennan Cos., Inc.	300,288
7,300	MBIA, Inc.	452,746
23,990	MetLife, Inc.	1,370,549
2,600	Protective Life Corp.	115,050
34,950	St. Paul Travelers Cos., Inc. (The)	1,786,993
22,700	UnumProvident Corp.	449,006
2,900	XL Capital Ltd. (Class A Stock) (Cayman Islands)	204,595

		8,486,560

Internet Services
900	eBay, Inc. *	28,917

IT Services — 1.0%
32,000	Electronic Data Systems Corp.	810,560

Machinery — 1.2%
7,500	Deere & Co.	638,475
1,100	Rockwell Automation, Inc.	68,200
5,200	SPX Corp.	299,104

		1,005,779

Manufacturing — 1.8%
3,100	Eaton Corp.	224,533
35,900	General Electric Co.	1,260,449

		1,484,982

Media — 2.9%
29,400	CBS Corp. (Class B Stock)	850,836
800	E.W. Scripps Co. (Class A Stock)	39,568
14,400	Gannett Co., Inc.	851,616
14,700	News Corp. (Class A Stock)	306,495
8,700	Time Warner, Inc.	174,087
2,800	Viacom, Inc. (Class B Stock) *	108,976

		2,331,578

Medical Supplies & Equipment — 2.4%
400	Baxter International, Inc.	18,388
54,700	Pfizer, Inc.	1,457,755
2,100	Sepracor, Inc. *	108,696
7,200	Wyeth	367,416

		1,952,255

Metals & Mining — 2.4%
41,772	Alcoa, Inc.	1,207,629
5,000	Phelps Dodge Corp.	501,900

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
3,500	United States Steel Corp.	$236,600

		1,946,129

Multi-Line Retail — 0.4%
8,200	Federated Department Stores, Inc.	360,062

Networking/Telecom Equipment — 0.2%
5,700	Cisco Systems, Inc. *	137,541

Office Equipment — 0.1%
3,600	Staples, Inc.	92,844

Oil & Field Services
400	BJ Services Co.	12,064

Oil, Gas & Consumable Fuels — 10.9%
4,500	Anadarko Petroleum Corp.	208,890
12,500	Apache Corp.	816,500
10,500	ChevronTexaco Corp.	705,600
32,100	ConocoPhillips	1,933,704
5,600	Devon Energy Corp.	374,304
30,000	Exxon Mobil Corp.	2,142,600
1,300	Halliburton Co.	42,055
4,600	Marathon Oil Corp.	397,440
700	Nabors Industries Ltd. (Bermuda) *	21,616
20,400	Occidental Petroleum Corp.	957,576
1,600	Praxair, Inc.	96,400
500	Sunoco, Inc.	33,065
2,600	Tesoro Corp.	166,244
14,900	Valero Energy Corp.	779,717
2,800	Weatherford International Ltd. *	115,024
1,900	XTO Energy, Inc.	88,654

		8,879,389

Paper & Forest Products — 0.5%
6,700	Weyerhaeuser Co.	426,053

Pharmaceuticals — 1.8%
5,900	Abbott Laboratories	280,309
3,700	Johnson & Johnson	249,380
15,800	Merck & Co., Inc.	717,636
9,700	Schering-Plough Corp.	214,758

		1,462,083

Pipelines — 0.1%
7,000	Dynegy, Inc. (Class A Stock) *	42,560

Real Estate Investment Trusts — 2.5%
3,000	Apartment Investment & Management Co. (Class A Stock)	171,960
1,700	Crescent Real Estate Equities Co.	37,060
2,600	Hospitality Properties Trust	125,996
13,800	Host Hotels & Resorts, Inc.	318,228
600	Kilroy Realty Corp.	45,198
2,100	Mack-Cali Realty Corp.	111,090
4,800	New Century Financial Corp.	189,024
7,800	ProLogis	493,506

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
2,400	Realty Income Corp.	$63,360
4,900	Simon Property Group, Inc.	475,790

		2,031,212

Real Estate Management & Development — 0.4%
11,375	Realogy Corp. *	293,248

Retail & Merchandising — 0.5%
1,700	Abercrombie & Fitch Co. (Class A Stock)	130,305
2,700	J.C. Penney Co., Inc.	203,121
900	Kohl’s Corp. *	63,540

		396,966

Road & Rail — 0.4%
2,270	Avis Budget Group	44,923
3,200	Burlington North Santa Fe Corp.	248,096

		293,019

Savings & Loan
200	New York Community Bancorp, Inc.	3,270

Semiconductors — 0.1%
1,500	Linear Technology Corp.	46,680
2,300	Xilinx, Inc.	58,673

		105,353

Specialty Retail — 0.9%
13,000	Home Depot, Inc.	485,290
9,000	Limited Brands, Inc.	265,230

		750,520

Telecommunications — 5.3%
50,500	AT&T, Inc.	1,729,625
1,900	BellSouth Corp.	85,690
7,400	Corning, Inc. *	151,182
2,600	Juniper Networks, Inc. *	44,772
3,600	Motorola, Inc.	83,016
3,400	QUALCOMM, Inc.	123,726
18,300	Sprint Nextel Corp.	342,027
47,700	Verizon Communications, Inc.	1,764,900

		4,324,938

Textiles, Apparel & Luxury Goods — 0.4%
2,300	Coach, Inc. *	91,172
7,300	Jones Apparel Group, Inc.	243,820

		334,992

Thrifts & Mortgage Finance — 3.8%
24,500	Countrywide Financial Corp.	933,940
1,000	Fannie Mae	59,260
18,000	Freddie Mac	1,241,820

Strategic Partners Large Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
20,555	Washington Mutual, Inc.	$869,477

		3,104,497

Transportation — 0.9%
6,300	CSX Corp.	224,721
9,100	Norfolk Southern Corp.	478,387

		703,108

Utilities — 3.1%
12,300	American Electric Power Co., Inc.	509,589
14,400	CMS Energy Corp. *	214,416
2,000	DTE Energy Co.	90,860
13,300	Duke Energy Corp.	420,812
11,500	Edison International	511,060
2,100	Illinois Tool Works, Inc.	100,653
6,700	Northeast Utilities	167,567
1,100	Pinnacle West Capital Corp.	52,591
3,300	SCANA Corp.	131,868
2,400	Wisconsin Energy Corp.	110,256
8,000	Xcel Energy, Inc.	176,560

		2,486,232

	Total Long-Term Investments (cost $65,868,453)	80,642,524

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
876,555	Dryden Core Investment Fund - Taxable Money Market Series (cost $876,555) (w)	876,555

	Total Investments—100.1% (cost $66,745,008) (p)	81,519,079
	Liabilities in Excess of Other Assets —(0.1)%	(110,096)

	NET ASSETS —100%	$81,408,983

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.
(p)	The United States federal income tax basis of the Portfolio’s investments was $67,196,935; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,322,144 (gross unrealized appreciation - $15,058,363; gross unrealized depreciation - $736,219). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Small Capitalization Value Fund

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%

COMMON STOCKS

Aerospace — 1.8%
5,915	AAR Corp. (a) *	$154,027
3,212	Alliant Techsystems, Inc. (a) *	247,998
3,661	BE Aerospace, Inc. *	92,550
6,560	Herley Industries, Inc. *	96,826
67,970	Kaman Corp. (Class A Stock)	1,385,908
80,875	Moog, Inc. (Class A Stock) *	3,016,637
9,835	Sequa Corp. (Class A Stock) *	1,043,592
575	Sequa Corp. (Class B Stock) *	61,071

		6,098,609
Aerospace & Defense — 1.4%
96,000	Curtiss-Wright Corp. (Class B Stock) (a)	3,248,640
24,975	DRS Technologies, Inc. (a)	1,104,395
7,153	Teledyne Technologies, Inc. *	298,423

		4,651,458
Airlines — 0.7%
84,000	Skywest, Inc. (a)	2,239,440
Automobile Manufacturers — 0.5%
660	Monaco Coach Corp.	7,880
16,380	Monro Muffler Brake, Inc.	621,293
2,520	Navistar International Corp. *	69,880
26,020	Thor Industries, Inc. (a)	1,140,197

		1,839,250
Automotive Parts — 1.5%
23,973	Aftermarket Technology Corp. *	450,453
9,670	American Axle & Manufacturing Holdings, Inc. (a)	181,313
75,000	Arvinmeritor, Inc.	1,126,500
6,240	BorgWarner, Inc.	358,800
14,520	Cooper Tire & Rubber Co. (a)	155,800
3,280	Dana Corp. *	5,281
39,115	McGrath Rentcorp	1,056,105
12,875	Midas, Inc. *	265,611
19,660	Pep Boys - Manny, Moe & Jack	278,779
16,660	Schieb, (Earl), Inc. *	59,976
3,205	Standard Motor Products, Inc.	35,511
56,375	United Auto Group, Inc.	1,295,497

		5,269,626
Beverages — 0.2%
8,040	Boston Beer Co., Inc. (Class A Stock) *	293,460
4,040	Farmer Brothers Co.	91,142
14,000	Pepsiamericas, Inc.	286,300

		670,902
Broadcasting — 0.8%
1,970	Beasley Broadcast Group, Inc.	13,810

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
15,092	Belo Corp. (Class A Stock)	$264,412
78,585	Crown Media Holdings, Inc. (a) *	313,554
14,875	E.W. Scripps Co. (Class A Stock)	735,717
4,665	Fisher Communications, Inc. *	196,117
16,176	Gray Television, Inc.	104,335
1,320	Gray Television, Inc. (Class A Stock)	9,200
284	Liberty Global, Inc. Series C *	7,222
290	Liberty Global, Inc. (Class A Stock) *	7,610
7,220	Lin TV Corp. (Class A Stock) *	59,348
16,595	Media General, Inc. (Class A Stock)	615,674
4,025	Nexstar Broadcasting Group, Inc. (Class A Stock) *	15,295
4,451	Salem Communications Corp. (Class A Stock)	59,154
52,680	Sinclair Broadcast Group, Inc. (Class A Stock)	475,174
6,155	Spanish Broadcasting Systems, Inc. (Class A Stock) *	28,929
1,020	WPT Enterprises, Inc. *	4,111

		2,909,662

Building Materials — 0.3%
22,502	Apogee Enterprises, Inc.	362,057
384	Florida Rock Industries, Inc.	16,474
17,155	Gibraltar Industries, Inc.	362,142
8,833	Modine Manufacturing Co.	210,314
2,545	Skyline Corp.	100,502
503	Texas Industries, Inc.	31,236

		1,082,725

Building Products — 2.0%
78,000	Crane Co.	3,037,320
104,820	Lennox International, Inc.	2,825,947
32,600	Simpson Manufacturing Co, Inc. (a)	925,514

		6,788,781

Business Services — 1.5%
28,900	Administaff, Inc.	995,605
87,831	Edgewater Technology, Inc. *	569,145
14,950	Epoch Holding Corp. *	108,387
2,643	Fair Isaac Corp.	96,813
6,730	GP Strategies Corp. *	54,311
15,192	Saga Communications, Inc. (Class A Stock) *	127,613
42,300	URS Corp. *	1,709,343
36,700	Waste Connections, Inc. *	1,493,323

		5,154,540

Cable Television
9,680	Mediacom Communications Corp. (Class A Stock) *	80,828

Capital Markets
9,200	W.P. Stewart & Co. Ltd. (Bermuda) (a)	126,960

Chemicals — 4.4%
3,530	Airgas, Inc.	133,469

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
17,701	Arch Chemicals, Inc.	$592,276
6,718	Cytec Industries, Inc.	372,110
26,649	Ferro Corp.	525,518
6,161	FMC Corp.	422,337
1,280	Fuller, (H.B.) Co.	31,731
31,920	Hercules, Inc. *	580,944
660	Huntsman Corp. *	11,398
18,500	Lubrizol Corp. (The)	832,500
36,045	MacDermid, Inc.	1,205,705
65,000	Methanex Corp. (Canada)	1,472,250
12,475	NewMarket Corp.	802,143
6,305	Nova Chemicals Corp. (Canada)	185,052
137,732	Olin Corp.	2,382,764
16,080	Omnova Solutions, Inc. *	70,430
70,000	RPM International, Inc. (a)	1,340,500
2,385	Schulman, (A.), Inc.	57,741
112,500	Sensient Technologies Corp.	2,593,125
7,046	TETRA Technologies, Inc. *	182,491
42,400	Valspar Corp.	1,135,896

		14,930,380

Clothing & Apparel — 2.1%
46,000	Brown Shoe Co., Inc.	1,792,160
13,260	Hartmarx Corp. *	94,279
39,400	Kellwood Co. (a)	1,205,640
61,700	Phillips-Van Heusen Corp.	2,823,392
62,700	Stein Mart, Inc.	1,026,399

		6,941,870

Commercial Banks — 1.0%
42,797	Bancorpsouth, Inc.	1,093,463
37,400	Old National Bancorp.	709,852
21,000	Provident Bankshares Corp.	758,940
32,200	Susquehanna Bancshares, Inc.	804,678

		3,366,933

Commercial Services — 0.8%
4,920	BearingPoint, Inc. (a) *	40,984
8,880	Electro Rental Corp. *	146,786
49,125	Healthcare Services Group, Inc.	1,335,217
5,375	On Assignment, Inc. *	61,006
30,000	Pharmaceutical Product Development, Inc.	949,500
10,925	Universal Technical Institute, Inc. *	218,282
3,105	Valassis Communications, Inc. *	46,606

		2,798,381

Commercial Services & Supplies — 1.0%
24,918	Banta Corp.	1,103,369
33,000	Harland, (John H.) Co. (a)	1,349,370
48,000	Schawk, Inc.	904,800

		3,357,539

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
Computer Hardware — 0.2%
24,979	Perot Systems Corp. (Class A Stock) *	$368,440
14,070	Synopsys, Inc. *	316,716

		685,156

Computer Services & Software — 1.7%
12,185	Avocent Corp. *	447,311
27,261	BISYS Group, Inc. (The) (a) *	300,961
11,775	Blackbaud, Inc.	294,375
16,400	Global Payments, Inc.	716,844
4,152	Intergraph Corp. *	181,401
16,540	Micros Systems, Inc. (a) *	821,707
1,500	MoneyGram International, Inc.	51,315
33,414	Parametric Technology Corp. *	652,910
16,382	Sybase, Inc. *	398,902
15,875	Team, Inc. (a) *	506,571
9,240	THQ, Inc. (a) *	277,847
31,725	Tyler Technologies, Inc. *	450,178
12,885	Watson Wyatt & Co. Holdings	581,758

		5,682,080

Conglomerates — 0.3%
1,522	Alleghany Corp. (a)	465,351
967	Brink’s Co. (The)	50,758
24,866	Griffon Corp. (a) *	611,455
990	Park Ohio Holdings Corp. *	13,811

		1,141,375

Construction — 1.0%
4,355	Cavco Industries, Inc. *	146,241
32,788	Champion Enterprises, Inc. *	303,617
15,900	Dycom Industries, Inc. *	370,629
4,760	Fleetwood Enterprises, Inc. *	33,987
18,500	Hovnanian Enterprises, Inc. (Class A Stock) *	570,725
11,325	Insituform Technologies, Inc. (Class A Stock) *	264,665
510	KB Home	22,919
76,800	Standard Pacific Corp.	1,860,864

		3,573,647

Consumer Finance
7,900	Advance America Cash Advance Centers, Inc.	118,421

Consumer Products & Services — 1.3%
5,123	Adesa, Inc.	128,792
1,009	Alberto-Culver Co. (Class B Stock)	51,267
8,263	American Greetings Corp. (Class A Stock)	197,568
3,120	Chemed Corp.	110,729
6,156	Church and Dwight Co., Inc.	249,749
10,137	CNS, Inc.	375,576
52,537	Elizabeth Arden, Inc. *	916,245
1,010	Energizer Holdings, Inc. *	78,932
21,735	Fedders Corp. *	24,126

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
500	Fortune Brands, Inc.	$38,475
21,623	Interface, Inc. (Class A Stock) *	314,615
4,413	Jarden Corp. (a) *	158,780
3,482	Marine Products Corp.	37,118
10,050	Oil-Dri Corp. of America	162,710
2,873	Rollins, Inc.	62,172
16,091	Schiff Nutrition International *	101,373
28,175	Scotts Co. (The) (Class A Stock)	1,393,535

		4,401,762

Containers & Packaging — 0.5%
8,080	Bemis Co., Inc.	271,649
11,845	Crown Holdings, Inc. *	230,267
9,145	Greif, Inc. (Class A Stock)	856,978
4,845	Pactiv Corp. *	149,420
15,900	Rock-Tenn Co.	328,176

		1,836,490

Distribution/Wholesale — 0.6%
40,080	Watsco, Inc.	1,995,984

Diversified Manufacturing Operations — 0.2%
118	ACCO Brands Corp. *	2,867
26,191	Federal Signal Corp.	399,675
20,575	Jacuzzi Brands, Inc. *	254,924
4,040	Standex International Corp.	117,645
2,055	Tredegar Corp.	35,839

		810,950

Diversified Telecommunication Services — 0.4%
70,000	Iowa Telecommunications Services, Inc.	1,395,800

Electric Utilities — 1.6%
53,000	Cleco Corp.	1,362,100
79,720	Duquesne Light Holdings, Inc.	1,580,848
103,228	Westar Energy, Inc.	2,613,733

		5,556,681

Electrical Equipment — 1.3%
40,791	Acuity Brands, Inc.	2,020,786
15,425	General Cable Corp. *	579,980
41,000	Regal-Beloit Corp. (a)	2,027,450

		4,628,216

Electronic Components — 4.5%
9,680	Agere Systems, Inc. *	164,366
2,790	AMETEK, Inc.	130,237
17,280	Avnet, Inc. *	409,191
990	Baldor Electric Co.	31,759
11,452	Belden CDT, Inc.	414,563
48,500	Benchmark Electronics, Inc. *	1,287,675
81,100	Checkpoint Systems, Inc. *	1,476,831
74,130	CTS Corp.	1,046,716
268	ESCO Technologies, Inc. *	11,637

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
90,020	FLIR Systems, Inc. (a) *	$2,875,239
8,200	Franklin Electric Co., Inc.	442,308
4,025	GrafTech International Ltd. *	24,351
15,900	Katy Industries, Inc. *	41,340
15,750	Lamson & Sessions Co. (a) *	344,610
2,460	Landauer, Inc.	134,734
660	Lecroy Corp. (a) *	8,177
10,584	Littelfuse, Inc. *	358,374
2,545	Methode Electronics, Inc. (Class A Stock)	28,173
4,025	Mosys, Inc. *	30,510
14,875	Park Electrochemical Corp.	456,960
511	Parker Hannifin Corp.	42,735
2,001	Pentair, Inc.	65,913
48,975	Pike Electric Corp. *	903,589
17,541	Richardson Electronics Ltd.	168,218
660	Rockwell Automation, Inc.	40,920
361,600	Sanmina-SCI Corp. *	1,428,320
5,495	SL Industries, Inc. *	102,784
9,353	The Empire District Electric Co. (a)	222,040
50,400	Thomas & Betts Corp. *	2,597,112
6,690	Trans-Lux Corp.	44,990

		15,334,372

Energy Equipment & Services — 0.7%
18,000	Frontier Oil Corp.	529,200
25,000	Holly Corp.	1,189,000
11,000	Tidewater, Inc.	547,030

		2,265,230

Entertainment & Leisure — 0.9%
14,706	Bally Technologies, Inc. *	291,914
2,456	Brunswick Corp.	77,364
7,305	Churchill Downs, Inc.	309,878
45,376	Dover Downs Gaming & Entertainment, Inc.	642,978
3,293	Dover Motorsports, Inc.	17,387
4,263	Gaylord Entertainment Co. *	198,400
660	International Speedway Corp. (Class A Stock)	34,261
37,045	Pinnacle Entertainment, Inc. *	1,120,982
1,640	Premier Parks, Inc. (a) *	9,348
22,351	Topps Co., Inc. (The)	195,124
3,947	Vail Resorts, Inc. *	152,551

		3,050,187

Environmental Services — 0.3%
14,800	Allied Waste Industries, Inc. *	179,820
3,849	Clean Harbors, Inc. *	164,699
5,335	Republic Services, Inc.	218,788
22,413	Tetra Tech, Inc. *	407,468

		970,775

Equipment Services — 0.1%
6,155	Gerber Scientific, Inc. *	89,925

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
11,235	Industrial Distribution Group, Inc. *	$91,565

		181,490

Exchange Traded Funds — 1.0%
31,703	iShares Russell 2000 Value Index Fund (a)	2,455,397
12,640	iShares S&P SmallCap 600 Barra Value Index Fund (a)	929,672

		3,385,069

Financial - Bank & Trust — 2.8%
9,498	AMCORE Financial, Inc.	297,382
6,100	Astoria Financial Corp.	176,961
35,857	Bank Mutual Corp.	434,587
33,829	BankAtlantic Bancorp, Inc. (Class A Stock)	443,160
14,000	BankUnited Financial Corp. (Class A Stock) (a)	377,580
20,518	Cardinal Financial Corp.	211,335
926	Crazy Woman Creek Bancorp, Inc.	17,085
25,818	First Financial Bancorp	419,284
16,026	First Republic Bank (CA)	624,052
28,523	FirstMerit Corp.	662,304
27,141	NewAlliance Bancshares, Inc.	420,143
24,800	Oriental Financial Group, Inc.	296,608
49,500	Pacific Capital Bancorp	1,522,620
6,383	Rainier Pacific Financial Group, Inc.	119,107
14,272	Signature Bank *	432,870
1,386	Sovereign Bancorp, Inc.	33,070
42,900	Sterling Financial Corp. (WA)	1,426,854
1,200	Student Loan Corp. (The)	248,400
10,850	SVB Financial Group *	499,317
5,894	TCF Financial Corp.	153,421
16,738	UMB Financial Corp. (a)	600,225
1,520	Webster Financial Corp.	73,446

		9,489,811

Financial - Brokerage — 1.2%
11,390	BKF Capital Group, Inc. (a) *	39,865
49,800	Jefferies Group, Inc.	1,430,754
83,928	Raymond James Financial, Inc.	2,673,946

		4,144,565

Financial Services — 1.9%
27,800	Accredited Home Lenders Holding Co. (a) *	850,680
67,000	Asset Acceptance Capital Corp. *	1,193,270
12,534	Calamos Asset Management, Inc. (Class A)	366,243
1,448	CIT Group, Inc.	75,368
15,500	Eaton Vance Corp.	481,120
24,200	Financial Federal Corp. (a)	665,984
23,500	First Cash Financial Services, Inc. *	507,835
11,345	Interactive Data Corp.	259,120
29,750	MB Financial, Inc.	1,072,785
4,400	PrivateBancorp, Inc.	180,708
15,650	South Financial Group, Inc. (The)	415,195
10,585	Southwest Secs Group, Inc.	294,157

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
15,125	UCBH Holdings, Inc.	$259,243

		6,621,708

Food & Drug Retailers — 0.4%
44,600	Ruddick Corp. (a)	1,257,720

Food Products — 1.7%
24,300	Chiquita Brands International, Inc.	332,910
48,215	Corn Products International, Inc.	1,744,901
35,000	Fresh del Monte Produce, Inc. (Cayman Islands) (a)	545,650
82,000	Pilgrim’s Pride Corp. (a)	2,048,360
26,289	Smucker, (J.M.) Co. (The)	1,288,161

		5,959,982

Foods — 0.8%
1,640	Archer-Daniels-Midland Co.	63,140
3,243	Del Monte Foods Co.	34,992
49,610	Flowers Foods, Inc.	1,347,904
2,385	Hain Celestial Group, Inc. *	67,328
20,160	Ingles Markets, Inc. (Class A Stock)	573,350
8,245	Performance Food Group Co. *	239,682
7,866	Ralcorp Holdings, Inc. *	388,974
750	Suprema Specialties, Inc. *	—
2,074	Tootsie Roll Industries, Inc.	65,912

		2,781,282

Furniture — 0.2%
7,600	Harman International Industries, Inc.	777,860

Gas Utilities — 2.8%
53,118	Atmos Energy Corp.	1,632,316
82,075	Cascade Natural Gas Corp.	2,112,610
14,000	Energen Corp.	599,480
3,000	National Fuel Gas Co.	112,200
37,000	Peoples Energy Corp.	1,616,530
50,000	Southwest Gas Corp.	1,794,000
8,500	UGI Corp.	225,250
46,926	WGL Holdings, Inc. (a)	1,522,749

		9,615,135

Healthcare Equipment & Supplies — 0.5%
23,300	Arrow International, Inc.	832,975
6,000	Hillenbrand Industries, Inc.	352,080
27,000	Invacare Corp.	589,410

		1,774,465

Healthcare Providers & Services — 0.5%
48,889	Owens & Minor, Inc.	1,540,492

Healthcare Services — 3.2%
8,300	Amedisys, Inc. *	336,731
65,500	AMERIGROUP Corp. *	1,962,380
58,300	Centene Corp. *	1,375,297

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
13,100	Covance, Inc. *	$766,350
44,267	Healthways, Inc. (a) *	1,874,708
898	Laboratory Corp. of America Holdings (a) *	61,504
35,625	LHC Group, Inc. (a) *	877,088
562	National Dentex Corp. *	11,594
33,925	Pediatrix Medical Group, Inc. *	1,524,250
15,677	Res-Care, Inc. *	303,193
54,500	Sunrise Senior Living, Inc. *	1,700,945
4,340	Triad Hospitals, Inc. (a) *	160,710
2,439	Universal Health Services, Inc. (Class B Stock) (a)	129,145

		11,083,895

Hotels & Motels — 0.5%
34,335	Aztar Corp. *	1,839,326

Household Durables — 1.0%
27,900	Ethan Allen Interiors, Inc.	993,798
27,000	Lancaster Colony Corp.	1,094,850
7,000	M.D.C. Holdings, Inc.	349,020
31,175	M/I Homes, Inc. (a)	1,119,806

		3,557,474

Industrial Conglomerates — 0.4%
23,000	Teleflex, Inc.	1,430,600

Industrial Products — 1.2%
621	Carlisle Cos., Inc.	51,971
2,385	Core Molding Technologies, Inc. *	17,649
5,005	Donaldson Co., Inc.	187,938
4,102	EnPro Industries, Inc. *	131,264
41,314	Flanders Corp. *	414,793
52,982	Myers Industries, Inc.	960,034
16,074	Precision Castparts Corp.	1,093,996
15,881	Robbins & Myers, Inc.	611,260
3,663	Watts Water Technologies, Inc. (Class A Stock) (a)	136,337
10,346	WESCO International, Inc. *	675,283

		4,280,525

Insurance — 5.0%
27,845	American Equity Investment Life Holding Co.	355,302
5,500	American Financial Group, Inc.	263,230
11,000	Amerus Group Co.	753,280
10,065	Argonaut Group, Inc. *	342,311
5,040	CNA Surety Corp. *	102,514
96,675	Delphi Financial Group, Inc. (Class A Stock) (a)	3,794,494
820	Everest Reinsurance Group Ltd. (Bermuda)	81,328
31,910	Hilb, Rogal & Hobbs Co.	1,273,847
18,098	Horace Mann Educators Corp.	364,494
8,500	Infinity Property & Casual Corp.	365,670
17,400	Landamerica Financial Group, Inc.	1,097,766
820	Midland Co.	38,327
73,601	Philadelphia Consolidated Holding Corp. *	2,879,271
17,718	Platinum Underwriters Holdings Ltd. (Bermuda)	529,059
8,560	PMI Group, Inc. (The)	365,084
12,168	ProAssurance Corp. *	592,581

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
4,600	Protective Life Corp.	$203,550
55,100	State Auto Financial Corp.	1,770,363
7,896	U.S.I. Holdings Corp. *	125,783
55,835	United Fire & Casualty Co.	1,975,442

		17,273,696

Internet Services — 0.2%
11,618	Stellent, Inc.	129,773
32,300	Vignette Corp. *	526,490

		656,263

Lumber & Wood Products
1,480	Deltic Timber Corp.	75,347

Machinery — 6.2%
47,632	Albany International Corp. (Class A Stock) (a)	1,600,912
98,000	Barnes Group, Inc.	1,964,900
69,900	Briggs & Stratton Corp. (a)	1,781,751
67,350	Bucyrus International, Inc. (Class A Stock)	2,821,965
2,960	Carbo Ceramics, Inc.	99,752
14,823	Clarcor, Inc.	482,933
6,400	Flowserve Corp. *	339,200
24,700	GenCorp, Inc. *	323,570
2,959	Graco, Inc.	120,609
17,100	Harsco Corp.	1,395,873
27,961	IDEX Corp.	1,311,371
14,115	Kadant, Inc. *	385,340
28,819	Kaydon Corp. (a)	1,204,634
20,000	Kennametal, Inc.	1,234,200
19,000	Lincoln Electric Holdings, Inc.	1,168,310
1,830	Lone Star Technologies, Inc. *	88,352
51,000	Mueller Industries, Inc.	1,870,170
18,900	Nordson Corp.	870,345
3,289	Smith, (A.O.) Corp.	115,641
39,554	Snap-On, Inc.	1,860,225
3,205	Starrett (L.S.) Co. (Class A Stock)	45,463
9,234	Tennant Co.	255,320
1,134	Toro Co.	48,943

		21,389,779

Manufacturing — 1.0%
15,200	Actuant Corp. (Class A Stock) (a)	780,368
11,205	AptarGroup, Inc.	615,267
117,800	Hexcel Corp. (a) *	1,907,182

		3,302,817

Media — 0.4%
155,580	Journal Register Co.	1,225,970
1,749	Triple Crown Media, Inc. *	12,331
990	TVSL SA (Luxembourg) *	—

		1,238,301

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value

Medical Supplies & Equipment — 1.4%
13,472	Coherent, Inc. *	$434,203
41,500	Cooper Cos., Inc. (The)	2,391,645
5,335	Exactech, Inc. *	72,129
353	Fisher Scientific International, Inc. *	30,224
7,315	ICU Medical, Inc. *	309,059
255	Inverness Medical Innovations, Inc. *	9,611
1,520	Invitrogen Corp. *	88,175
6,400	Kensey Nash Corp. *	194,624
1,749	Lifecore Biomedical, Inc. *	28,106
19,773	Medical Action Industries, Inc. *	525,369
5,644	Orthofix International NV *	251,384
3,161	PolyMedica Corp.	131,339
1,968	Possis Medical, Inc. *	21,491
1,010	Schein, (Henry), Inc. *	50,187
330	Sirona Dental System, Inc.	12,210
1,135	SurModics, Inc. (a) *	39,611
4,040	Thoratec Corp. *	63,630

		4,652,997

Metals & Mining — 2.9%
40,000	Agnico Eagle Mines Ltd. (Canada)	1,478,800
5,990	Barrick Gold Corp. (Canada)	185,690
1,030	Chaparral Steel Co.	42,838
13,010	CIRCOR International, Inc.	428,940
33,250	Cleveland-Cliffs, Inc. (a)	1,406,142
40,000	Commercial Metals Co.	1,064,400
31,800	IAMGOLD Corp. (China)	269,028
3,530	Layne Christensen Co. *	104,029
56,000	Massey Energy Co.	1,414,000
12,140	Material Sciences Corp. *	144,223
49,000	Quanex Corp.	1,641,990
57,600	Timken Co.	1,730,880
1,640	Worthington Industries, Inc.	28,339

		9,939,299

Miscellaneous Manufacturers — 0.3%
7,517	Mettler-Toledo International, Inc. *	516,042
19,800	Winnebago Industries (a)	659,142

		1,175,184

Multi-Utilities — 0.4%
42,000	Vectren Corp.	1,220,520

Office Equipment — 0.7%
10,044	HNI Corp.	451,679
33,210	Nashua Corp. *	207,562
48,294	School Specialty, Inc. *	1,891,193

		2,550,434

Oil & Gas Exploration/Production — 0.1%
11,014	Mariner Energy, Inc. *	218,297

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
Oil, Gas & Consumable Fuels — 7.7%
12,468	AGL Resources, Inc.	$467,550
28,025	Arena Resources, Inc. (a) *	1,001,053
7,331	Atlas America, Inc. *	351,961
15,558	Berry Petroleum Co. (Class A Stock)	464,406
83,550	Birch Mountain Resources Ltd. (a) *	304,957
109,600	Cabot Oil & Gas Corp.	5,798,936
29,740	Callon Petroleum Co. *	457,401
4,515	Devon Energy Corp.	301,783
1,640	El Paso Corp.	22,468
1,256	EOG Resources, Inc.	83,562
2,140	Equitable Resources, Inc.	86,713
13,611	Forest Oil Corp. *	444,263
41,050	Gulfport Energy Corp. *	489,316
500	Gyrodyne Co. of America, Inc. *	22,430
33,300	Houston Exploration Co. (a) *	1,803,528
1	Hugoton Royalty Trust	26
1,479	Key Energy Services, Inc. *	20,706
8,825	Lufkin Industries, Inc.	532,500
8,200	Newpark Resources, Inc. *	48,216
415	Noble Corp. (Cayman Islands)	29,092
70,725	Oceaneering International, Inc. *	2,545,393
9,900	Oil States International, Inc. *	287,496
42,600	ONEOK, Inc.	1,773,438
1,520	Pioneer Natural Resources Co.	61,910
41,400	Range Resources Corp.	1,124,010
29,125	Rosetta Resources, Inc. (a) *	526,580
1,810	Rowan Cos., Inc.	60,418
2,953	RPC, Inc.	64,139
39,200	St. Mary Land & Exploration Co.	1,461,768
61,063	Swift Energy Co. (a) *	2,852,863
18,950	Universal Compression Holdings, Inc. *	1,141,927
9,100	W&T Offshore	307,307
10,342	W-H Energy Services, Inc. *	484,316
10,600	Western Refining, Inc.	249,736
13,447	XTO Energy, Inc.	627,437

		26,299,605

Paper & Forest Products — 0.2%
11,413	Neenah Paper, Inc.	420,341
6,585	Schweitzer-Mauduit International, Inc.	151,850

		572,191

Personnel Services
2,385	Matthews International Corp. (Class A Stock)	91,632

Pharmaceuticals — 0.1%
5,125	Barr Pharmaceuticals, Inc. *	268,396
488	Medco Health Solutions, Inc. *	26,108
3,739	West Pharmaceutical Services, Inc.	157,188

		451,692

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
Printing & Publishing — 0.1%
2,212	Bowne & Co., Inc.	$34,574
5,572	Courier Corp.	218,534
1,740	Journal Communications, Inc. (Class A Stock)	20,358
2,055	McClatchy Co.	89,084

		362,550

Real Estate — 0.7%
2,055	Griffin Land & Nurseries, Inc. *	57,581
3,570	Harbor Global Co. (Bermuda) *	39,877
53,900	Meritage Homes Corp. (a) *	2,467,542

		2,565,000

Real Estate Investment Trusts — 3.0%
8,680	Arbor Realty Trust, Inc.	241,304
22,475	Ashford Hospital	289,478
21,446	Education Realty Trust, Inc.	331,770
46,261	Equity One, Inc.	1,162,076
21,000	First Industrial Realty Trust, Inc. (a)	965,370
21,100	Healthcare Realty Trust, Inc. (a)	854,550
17,115	Highland Hospitality Corp.	236,529
38,100	HRPT Properties Trust	453,390
25,916	Innkeepers USA Trust	444,459
92,675	MFA Mortgage Investments, Inc.	733,986
39,100	Nationwide Health Properties, Inc. (a)	1,123,734
8,000	New Plan Excel Realty Trust	230,400
29,016	Potlatch Holding Co. (a)	1,178,050
15,250	Redwood Trust, Inc.	838,292
6,100	SL Green Realty Corp.	738,405
2,520	Sun Communities, Inc.	88,175
17,768	Winston Hotels, Inc.	214,993

		10,124,961

Rental Auto/Equipment — 0.1%
11,620	Dollar Thrifty Automotive Group *	466,659

Restaurants — 0.3%
9,405	Applebee’s International, Inc.	214,622
34,840	Steak N Shake Co. (The) *	647,676
735	Tim Hortons, Inc.	21,241
543	Wendy’s International, Inc.	18,788

		902,327

Retail & Merchandising — 2.7%
500	Big 5 Sporting Goods Corp.	12,020
2,020	Bon-Ton Stores, Inc. (a)	72,033
10,730	Brinker International, Inc.	498,194
13,999	Casey’s General Stores, Inc.	339,756
15,662	CSK Auto Corp. *	244,327
11,345	Delias, Inc. *	103,013
2,605	Gander Mountain Co. (a) *	19,485
17,925	Guitar Center, Inc. (a) *	777,407
13,637	Hot Topic, Inc. *	137,870

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
5,258	Men’s Wearhouse, Inc. (The)	$209,531
18,360	Movado Group, Inc.	472,770
1,280	Office Depot, Inc. *	53,747
1,480	OfficeMax, Inc.	70,419
15,603	Pacific Sunwear of California, Inc. *	274,925
15,884	Paxar Corp. *	317,998
29,887	Regis Corp. (a)	1,122,257
109,605	Sonic Corp. *	2,493,514
8,900	Stage Stores, Inc.	288,449
14,944	The Finish Line, Inc.	193,674
3,260	Triarc Cos., Inc. (Class A Stock)	59,625
68,209	Triarc Cos., Inc. (Class B Stock)	1,145,229
9,452	Unifirst Corp.	340,745

		9,246,988

Road & Rail — 1.1%
44,500	Arkansas Best Corp.	1,823,610
110,000	Werner Enterprises, Inc. (a)	2,018,500

		3,842,110

Semiconductors — 0.3%
24,850	ATMI, Inc. *	787,496
8,921	Axcelis Technologies, Inc. *	61,555
10,080	Omnivision Technologies, Inc. (a) *	165,514

		1,014,565

Specialty Retail — 0.9%
89,770	Aaron Rents, Inc. (a)	2,233,478
21,573	Claire’s Stores, Inc.	611,594
12,100	Sonic Automotive, Inc.	318,230

		3,163,302

Telecommunications — 1.2%
7,652	Acme Communications, Inc. *	40,403
27,572	Aeroflex, Inc. *	297,778
5,672	Alloy, Inc. *	77,933
138	Alltel Corp.	7,357
9,346	Arris Group, Inc. *	125,236
7,622	Black Box Corp.	339,865
7,335	Centennial Communications, Inc.	37,849
45,090	Cincinnati Bell, Inc. *	211,472
5,366	Commonwealth Telephone Enterprises, Inc.	224,621
11,425	CommScope, Inc. *	364,572
4,920	Corning, Inc. *	100,516
18,533	D & E Communications, Inc.	256,682
17,300	Dobson Communications Corp. (Class A Stock) *	134,248
41	Embarq Corp.	1,982
16,293	Plantronics, Inc. (a)	343,945
39,765	Powerwave Technologies, Inc. *	258,870
6,400	Rural Cellular Corp. *	67,648
838	Sprint Nextel Corp.	15,662
1,320	Stratos International, Inc. *	8,606

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
6,400	Sycamore Networks, Inc. *	$24,000
59,525	Tekelec (a) *	877,994
4,100	Vimpel -Communications, ADR (Russia) *	270,559
142	Windstream, Corp.	1,948

		4,089,746

Thrifts & Mortgage Finance — 0.5%
43,800	Fremont General Corp.	636,414
39,700	Washington Federal, Inc.	922,628

		1,559,042

Tobacco — 0.5%
5,000	Loews Corp. - Carolina Group	289,100
35,000	Universal Corp.	1,288,700

		1,577,800

Trading Companies & Distributors — 0.1%
7,800	World Fuel Services Corp.	335,556

Transportation — 1.1%
9,350	Amerco *	857,582
32,555	Arlington Tankers Ltd.	785,227
13,482	Genesee & Wyoming, Inc. (Class A Stock) *	378,709
3,040	HUB Group, Inc. (Class A Stock) *	82,566
16,405	Kansas City Southern Industries *	465,738
4,808	Laidlaw International, Inc.	139,480
20,775	Landstar System, Inc.	964,791
4,040	Ryder System, Inc.	212,706

		3,886,799

Transportation Infrastructure — 0.5%
5,000	Frontline Ltd. (Bermuda) (a)	189,150
40,000	General Maritime Corp. (Marshall Islands) (a)	1,461,600
5,000	Teekay Shipping Corp. (Marshall Islands)	205,550

		1,856,300

Utilities — 2.0%
2,960	AES Corp. *	65,090
508	Allete, Inc.	22,911
4,640	Alliant Energy Corp.	177,944
36,985	Aquila, Inc. *	169,761
15,995	CH Energy Group, Inc.	832,060
3,203	Connecticut Water Service, Inc.	70,466
3,205	DPL, Inc.	92,048
43,300	El Paso Electric Co. *	1,011,488
1,970	Florida Public Utilities Co.	27,344
66,891	Headwaters, Inc. (a) *	1,655,552
5,906	Idacorp, Inc.	232,873
1,320	Maine & Maritimes Corp. *	21,285
4,355	MGE Energy, Inc.	148,941
55,100	PNM Resources, Inc.	1,551,616
17,247	Southern Union Co.	477,384
1,320	TXU Corp.	83,332

Strategic Partners Small Capitalization Value Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
6,182	Wisconsin Energy Corp.	$284,001

		6,924,096

	Total Long-Term Investments (cost $267,539,901)	334,502,264

SHORT-TERM INVESTMENTS 21.1%

AFFILIATED MONEY MARKET MUTUAL FUND
72,205,675	Dryden Core Investment Fund - Taxable Money Market Series (cost $72,205,675; includes $58,562,502 of cash collateral received for securities on loan)(b) (w)	72,205,675

	Total Investments—118.5% (cost $339,745,576)(p)	406,707,939
	Liabilities in Excess of Other Assets —(18.5)%	(63,381,846)

	NET ASSETS —100%	$343,326,093

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $56,222,094; cash collateral of $58,562,502 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $340,934,749; accordingly, net unrealized appreciation on investments for federal income tax purposes was $65,773,190 (gross unrealized appreciation $76,174,560; gross unrealized depreciation - $10,401,370). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Total Return Bond Fund

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 82.4%

ASSET-BACKED SECURITIES 0.4%

		Brazos Student Loan Finance Corp., Series 1998-A, Class A2 (c)
Aaa	$698	6.07%, 06/01/23	$702,383
		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 (c)
Aaa	182	5.60%, 10/25/34	181,907
		Quest Trust, Series 2004-X2, Class A1, 144A (c)
Aaa	54	5.88%, 06/25/34	54,174

		Total Asset-Backed Securities (cost $931,533)	938,464

COLLATERALIZED MORTGAGE OBLIGATIONS 9.3%

		American Home Mortgage Investment Trust, Series 2004-4, Class-4A (c)
Aaa	518	4.39%, 02/25/45	510,139
		Banc of America Funding Corp., Series 2005-D, Class A1 (c)
AAA(d)	565	4.114%, 05/25/35	551,649
		Banc of America Mortgage Securities, Series 2004-2, Class 5A1
Aaa	75	6.50%, 10/25/31	75,727
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-1, Class 1A1 (c)
Aaa	196	5.623%, 02/25/33	195,896
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 (c)
Aaa	318	5.393%, 05/25/35	317,351
		Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1 (c)
Aaa	954	5.393%, 05/25/35	952,053
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1, 144A (c)
Aaa	1,000	5.50%, 03/15/20	1,000,108
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A (c)
Aaa	261	5.25%, 11/30/35	258,695
		Fannie Mae, Series 2000-32, Class FM (c)
Aaa	11	5.77%, 10/18/30	10,841
		Fannie Mae, Series 2001-29, Class Z
Aaa	537	6.50%, 07/25/31	548,998
		Federal Housing Authority, Series 1993-13
Aaa	270	3.00%, 01/01/09	270,260
		FHLMC Structured Pass Through Securities, Series T-61, Class 1A1 (c)
Aaa	1,368	5.963%, 07/25/44	1,390,418
		FHLMC Structured Pass Through Securities, Series T-63, Class 1A1 (c)
Aaa	127	5.763%, 02/25/45	127,045
		Freddie Mac, Series 1628, Class LZ
Aaa	298	6.50%, 12/15/23	305,853
		Freddie Mac, Series 1935, Class JZ
Aaa	749	7.00%, 02/15/27	767,165
		Freddie Mac, Series 2241, Class PH
Aaa	426	7.50%, 07/15/30	432,212

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value
		Ginnie Mae, Series 2000-30, Class FB (c)
Aaa	$8	5.77%, 10/16/30	$8,536
		Ginnie Mae, Series 2001-16, Class Z
Aaa	6,514	6.75%, 10/16/40	7,105,875
		Ginnie Mae, Series 2006-26, Class DF (c)
Aaa	6	5.72%, 09/20/30	5,571
		Indymac ARM Trust, Series 2001-H2, Class A1 (c)
Aaa	8	6.511%, 01/25/32	8,070
		Master Asset Securitization Trust, Series 2003-7, Class 1A2
AAA(d)	577	5.50%, 09/25/33	567,761
		Prime Mortgage Trust, Series 2004, Class 1A2 (c)
AAA(d)	75	5.72%, 02/25/19	74,897
		Prime Mortgage Trust, Series 2004, Class 2A2 (c)
AAA(d)	261	5.72%, 02/25/34	261,278
		Regal Trust IV, Series 1999-1, Class A, 144A (c)
AAA(d)	1,219	5.677%, 09/29/31	1,217,430
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	154	6.50%, 03/25/32	155,782
		Small Business Administration Participation Certificates, Series 2000-P10B, Class 1
Aaa	72	7.449%, 08/01/10	75,814
		Small Business Administration Participation Certificates, Series 2001-20A, Class 1
Aaa	750	6.29%, 01/01/21	775,962
		Small Business Administration Participation Certificates, Series 2001-P10B, Class 1
Aaa	1,467	6.344%, 08/01/11	1,515,983
		Small Business Administration Participation Certificates, Series 2003-20I, Class 1
Aaa	241	5.13%, 09/01/23	240,353
		Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1 (c)
Aaa	213	5.65%, 09/19/32	213,072
		Structured Asset Securities Corp., Series 2002-14A, Class 2A1 (c)
Aaa	54	6.15%, 07/25/32	55,275
		Structured Asset Securities Corp., Series 2002-1A, Class 4A (c)
Aaa	38	6.101%, 02/25/32	37,774
		Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A (c)
Aaa	34	5.383%, 02/25/33	34,181
		Washington Mutual, Inc., Series 2002-AR11, Class A1 (c)
Aaa	257	5.104%, 10/25/32	255,097
		Washington Mutual, Inc., Series 2003-R1, Class A1 (c)
Aaa	1,340	5.59%, 12/25/27	1,339,001
		Washington Mutual, Inc., Series 2005-AR13, Class A1 (c)
Aaa	282	5.61%, 10/25/45	283,736

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value
			Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 (c)
AAA(d)		$927	4.95%, 03/25/36	$919,601

			Total Collateralized Mortgage Obligations (cost $22,019,366)	22,865,459

CORPORATE BONDS 9.3%

Airlines
			United Air Lines, Inc., Pass-Through Certificates, Series A-4, 144A (i)
NR		177	9.21%, 01/21/17	15,906

Automobile Manufacturers 1.3%
			DaimlerChrysler NA Holding Corp., Gtd. Notes (c)
Baa1		1,000	5.64%, 03/07/07	1,000,352
			DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN (c)
Baa1		2,200	5.74%, 11/17/06	2,200,172

				3,200,524

Banking 1.6%
			Export Import Bank of China, Notes, 144A (China)
A2		100	4.875%, 07/21/15*	96,866
			Landwirtschaftliche Rentenbank, Series E, MTN (Germany)
Aaa	JPY	442,000	0.65%, 09/30/08	3,780,176

				3,877,042

Communication Equipment 0.3%
			AT&T, Inc., Notes
A2		800	4.214%, 06/05/21	793,976

Consumer Products & Services 0.2%
			Clorox Co., Sr. Notes (c)
A3		500	5.515%, 12/14/07	500,843

Energy 0.1%
			Peabody Energy Corp., Sr. Notes
Ba1		200	7.375%, 11/01/16	208,000

Financial - Bank & Trust 0.7%
			China Development Bank, Notes (China)
A2		100	5.00%, 10/15/15	97,547
			HBOS PLC, Sub. Notes, 144A (United Kingdom) (c)
A1		100	5.92%, 09/29/49	97,925
			HSBC Bank USA NA, Sr. Notes (c)
Aa2		500	5.46%, 09/21/07	500,498
			Resona Bank Ltd., Notes, 144A (c)
Baa1		200	5.85%, 09/29/49	195,909
			Royal Bank of Scotland PLC, Notes, 144A (United Kingdom) (c)
Aa1		700	5.424%, 07/21/08	700,385

				1,592,264

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value
Financial Services 3.8%
			American General Finance Corp., Notes (c)
A1		$100	5.429%, 03/23/07	$100,035
			Citigroup Global Markets Holdings, Inc., Notes (c)
Aa1		1,200	5.43%, 03/07/08	1,200,855
			Citigroup, Inc., Notes (c)
Aa1		2,000	5.408%, 12/26/08	2,000,966
			Ford Motor Credit Co., Notes
B1		200	7.875%, 06/15/10	195,163
			General Electric Capital Corp., Sr. Unsub. Notes
Aaa	JPY	107,000	1.40%, 11/02/06	914,882
			General Electric Capital Corp., Sr. Unsec’d. Notes (c)
Aaa		700	5.41%, 10/26/09	700,219
			General Electric Capital Corp., Notes (c)
Aaa		2,300	5.43%, 10/06/10	2,295,891
			HSBC Finance Capital Trust IX, Gtd. Notes (c)
A1		900	5.911%, 11/30/35	905,159
			Phoenix Quake Ltd., Notes, 144A (c)
Baa3		300	7.82%, 07/03/08	302,082
			Phoenix Quake Wind Ltd., Notes, 144A (c)
Baa3		400	7.82%, 07/03/08	401,660
			Qwest Capital Funding, Inc., Gtd. Notes
B3		400	7.25%, 02/15/11	405,000

				9,421,912

Food
			Heinz (H.J.) Co., Sr. Notes, 144A
Baa2		100	6.428%, 12/01/20	101,908

Insurance 0.1%
			American International Group, Inc., Notes, 144A
Aa2		200	5.05%, 10/01/15	195,412

Oil, Gas & Consumable Fuels 0.6%
			El Paso Corp., Sr. Notes
B2		700	7.75%, 01/15/32	729,750
			Pemex Project Funding Master Trust Ltd., Gtd. Notes, 144A
Baa1		200	5.75%, 12/15/15	197,500
			Pemex Project Funding Master Trust Ltd., Gtd. Notes
Baa1		300	7.375%, 12/15/14	329,250
			Petroleum Export-Cayman Islands, Sr. Notes, 144A (Cayman Islands)
Baa1		93	5.265%, 06/15/11	90,499

				1,346,999
Petroleum Exploration & Production 0.1%
			Ras Laffan Liquified Natural Gas Co. Ltd., Bonds, 144A
Aa3		250	5.298%, 09/30/20	241,235

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value
Precious Metals
			Codelco, Inc., Bonds, 144A (Chile)
Aa3		$100	6.15%, 10/24/36	$102,496

Telecommunications 0.5%
			Qwest Corp., Sr. Notes
Ba2		500	7.625%, 06/15/15	526,250
			Sprint Capital Corp., Gtd. Notes
Baa3		800	6.125%, 11/15/08	812,284

				1,338,534

			Total Corporate Bonds (cost $22,826,821)	22,937,051

FOREIGN GOVERNMENT BONDS 2.5%
			Republic of Brazil (Brazil)
Ba2		1,200	11.00%, 08/17/40	1,580,400
			Republic of Italy (Italy)
Aa2	JPY	132,000	3.80%, 03/27/08	1,177,042
			United Kingdom Treasury (United Kingdom)
Aaa	GBP	1,800	4.75%, 06/07/10	3,422,465

			Total Foreign Government Bonds (cost $5,994,849)	6,179,907

MUNICIPAL BONDS 2.0%
			County of Adams PA, General Obligation Bonds
Aaa		1,000	4.75%, 11/15/28	1,020,630
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		400	5.00%, 03/01/21	422,164
			Golden State Tobacco Securitization Corp., Revenue Bonds, Series 2003-A-1
Baa3		1,100	6.25%, 06/01/33	1,218,811
			Golden State Tobacco Securitization Corp., Revenue Bonds, Series 2003-A-1
Baa3		300	6.75%, 06/01/39	342,108
			Tobacco Settlement Financing Corp., Revenue Bonds
Baa3		1,200	6.125%, 06/01/42	1,302,048
			Tobacco Settlement Financing Corp., Revenue Bonds
Baa3		500	6.375%, 06/01/32	556,190

			Total Municipal Bonds (cost $4,085,410)	4,861,951

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 57.2%
			Federal Home Loan Mortgage Corp.
		1,399	5.00%, 11/01/18	1,380,700
			Federal Home Loan Mortgage Corp.
		2,711	6.00%, 02/01/16-01/01/34	2,730,975

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value
			Federal Home Loan Mortgage Corp.
	$265		6.50%, 03/01/16-03/01/18	$270,717
			Federal Home Loan Mortgage Corp. (c)
	9		7.222%, 07/01/30	8,702
			Federal Home Loan Mortgage Corp.
	—	(r)	8.50%, 12/01/25	552
			Federal Home Loan Mortgage Corp.
	49		8.50%, 08/01/24-11/01/24	52,248
			Federal National Mortgage Assoc.
	7,474		4.00%, 07/01/19-07/01/20	7,079,006
			Federal National Mortgage Assoc.
	3,425		4.50%, 08/01/33-09/01/35	3,214,282
			Federal National Mortgage Assoc.
	29,430		5.00%, 09/01/17-08/01/35	28,981,517
			Federal National Mortgage Assoc.
	128		5.208%, 05/01/36	128,604
			Federal National Mortgage Assoc.
	58		5.34%, 01/01/28	57,801
			Federal National Mortgage Assoc.
	4,005		5.377%, 05/01/36	4,034,411
			Federal National Mortgage Assoc.
	2,000		5.50%, TBA	1,976,250
			Federal National Mortgage Assoc.
	1,000		5.50%, TBA	987,812
			Federal National Mortgage Assoc.
	81,649		5.50%, 03/01/16-10/01/35	80,787,826
			Federal National Mortgage Assoc.
	6,000		6.00%, TBA	6,035,628
			Federal National Mortgage Assoc.
	1,898		6.00%, 05/01/16-03/01/33	1,926,232
			Federal National Mortgage Assoc. (c)
	550		6.064%, 09/01/40	554,986
			Federal National Mortgage Assoc.
	389		6.50%, 09/01/21-07/01/32	397,025
			Federal National Mortgage Assoc.
	55		6.86%, 09/01/31	56,170
			Government National Mortgage Assoc.
	38		5.125%, 11/20/29	38,148
			Government National Mortgage Assoc.
	270		5.375%, 05/20/30	272,466
			Government National Mortgage Assoc.
	2		8.00%, 08/20/31	1,714
			Government National Mortgage Assoc.
	3		8.50%, 06/15/30	3,407

			Total U.S. Government Mortgage Backed Obligations (cost $143,372,613)	140,977,179

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value
U.S. TREASURY OBLIGATION 1.7%
		U.S. Treasury Inflationary Bonds, TIPS
	$3,100	2.00%, 01/15/26	$3,043,566
		U.S. Treasury Inflationary Bonds, TIPS
	1,000	2.375%, 01/15/25	1,094,918
		U.S. Treasury Inflationary Bonds, TIPS
	100	3.625%, 04/15/28	155,663

		Total U.S. Treasury Obligation (cost $4,227,663)	4,294,147

		Total Long-Term Investments (cost $203,458,255)	203,054,158

SHORT-TERM INVESTMENTS 21.7%

COMMERCIAL PAPER 7.0%
		Dexia Delaware LLC
P-1	2,700	5.27%, 11/10/06	2,696,463
		DNB Nor Bank ASA
P-1	6,900	5.275%, 11/13/06	6,887,879
		Spintab AB
P-1	6,900	5.27%, 11/20/06	6,880,808
		Swedbank
P-1	900	5.36%, 11/01/06	900,000

		Total Commercial Paper (cost $17,365,119)	17,365,150

U.S. TREASURY OBLIGATION 0.7%
		U.S. Treasury Bills (k)
	1,775	4.81%, 12/14/06 (cost $1,764,802)	1,764,729

FOREIGN TREASURY OBLIGATIONS (n)0.7%
		France Treasury Bills
	EUR 1,300	3.038%, 11/02/06 (cost $1,656,349)	1,659,051

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND 13.1%
	32,153,212	Dryden Core Investment Fund - Taxable Money Market Series (cost $32,153,212) (w)	32,153,212

	Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* 0.2%
Call Options 0.2%
	2,100	Swap Option on 3 Month LIBOR, expiring 04/27/2009 @ 5.75%	210,252
	25,600	Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%	256,410

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Notional Amount (000)	Description	Value
5,000	Swap Option on 6 Month Euribor, expiring 07/02/2007 @ 4.10%	$36,604
5,000	Swap Option on 6 Month LIBOR, expiring 07/02/2007 @ 3.96%	26,081
2,000	Swap Option on 6 Month Euribor, expiring 07/02/2007 @ 3.96%	10,433
1,000	Swap Option on 6 Month LIBOR, expiring 06/15/2007 @ 5.08%	3,409
700	Swap Option on 6 Month LIBOR, expiring 06/15/2007 @ 5.08%	2,386

		545,575
Put Options
2,100	Swap Option on 3 Month LIBOR, expiring 04/27/2009 @ 6.25%	48,812
185,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $91.75	1,156
93,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $92.50	581
29,000	Eurodollar Futures expiring 12/18/2006, Strike Price $92.25	181
119,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $92.00	744
150,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $92.00	938
198,000	Eurodollar Futures, expiring 06/18/2007, Strike Price $91.25	1,237
116,000	Eurodollar Futures, expiring 06/18/2007, Strike Price $91.00	725
20,000	Eurodollar Futures, expiring 09/17/2007, Strike Price $91.00	125
20,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $94.00	125
142,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25	888
162,000	Eurodollar Futures, expiring 09/17/2007, Strike Price $91.25	1,013

		56,525

	Total Outstanding Options Purchased (cost $444,663)	602,100

	Total Short-Term Investments (cost $53,384,145)	53,544,242

	Total Investments, Before Outstanding Options Written and Securities Sold Short(p)—104.1% (cost $256,842,400)	$256,598,400

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Principal Amount (000)#	Description	Value
SECURITY SOLD SHORT (8.0)%

SHORT SALES

	Federal National Mortgage Assoc.
$20,000	5.50%, TBA(cost $19,621,875)	$(19,771,875)

Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN* (0.4)%

CALL OPTIONS (0.2)%
8,400	Swap Option on 3 Month LIBOR, expiring 06/02/2007 @ 5.50%	(253,000)
2,000	Swap Option on 6 Month Euribor, expiring 07/02/2007 @ 4.10%	(35,798)
2,000	Swap Option on 6 Month Euribor, expiring 07/02/2007 @ 4.23%	(46,381)
1,000	Swap Option on 6 Month LIBOR, expiring 07/02/2007 @ 4.10%	(17,899)
300	Swap Option on 6 Month LIBOR, expiring 06/15/2007 @ 4.85%	(5,304)
200	Swap Option on 6 Month LIBOR, expiring 06/15/2007 @ 4.85%	(3,539)
900	U.S. Treasury Bond Future, expiring 11/21/2006, Strike Price $114.00	(2,180)
900	U.S. Treasury Note Future, expiring 11/21/2006, Strike Price $109.00	(1,476)
8,200	U.S. Treasury Note Futures, expiring 11/21/2006, Strike Price $111.00	(151,187)

	Total Call Options (premium received $236,203)	(516,764)

PUT OPTIONS (0.2)%
6,000	3 Month Sterling Futures expiring 12/20/06, Strike Price $95.50	(22,318)
235,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $95.25	(361,313)
16,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $95.00	(14,600)
10,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $95.25	(12,125)
17,000	Eurodollar Futures, expiring 12/18/2006, Strike Price $95.50	(36,763)
9,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $94.75	(2,250)
900	U.S. Treasury Bond Future, expiring 11/21/2006, Strike Price $111.00	(1,477)
4,000	U.S. Treasury Bond Future, expiring 11/21/2006, Strike Price $105.00	(937)

Strategic Partners Total Return Bond Fund (Continued)

Schedule of Investments	October 31, 2006 (Unaudited)

Notional Amount	Description	Value
	U.S. Treasury Note Future,
900	expiring 11/21/2006, Strike Price $106.00	$(211)
	U.S. Treasury Note Futures,
3,500	expiring 11/21/2006, Strike Price $104.00	(820)

	Total Put Options (premium received $268,007)	(452,814)

	Total Outstanding Options Written (premium received $504,210)	(969,578)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short — 95.7% (cost $236,716,315)	235,856,947
	Other Assets in Excess of Liabilities (a)—4.3%	10,515,844

	NET ASSETS —100%	$246,372,791

The following abbreviations are used in portfolio descriptions:

	144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
	EUR	Euro.
	GBP	British Pound.
	JPY	Japanese Yen.
	MTN	Medium-Term Notes.
	NR	Not Rated by Moody’s or Standard & Poor’s.
	TBA	To Be Announced.
	TIPS	Treasury Inflation Protected Securities.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

The Total Return Bond Portfolio entered into interest rate swap agreements for the year ended October 31, 2006. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$300	6.00%	3 Month LIBOR	$35,612
Morgan Stanley & Co. (1)	06/18/34	EUR	1,300	6.00%	6 Month LIBOR	101,875
Merrill Lynch & Co. (1)	09/20/09	GBP	2,800	4.50%	6 Month LIBOR	(72,343)
Lehman Brothers (1)	09/20/09	GBP	14,100	4.50%	6 Month LIBOR	(363,364)
Lehman Brothers (1)	12/15/35		$500	5.00%	3 Month LIBOR	652
Merrill Lynch & Co.(2)	12/15/35	GBP	200	4.00%	6 Month LIBOR	(6,147)
Barclays Capital (1)	06/16/11	GBP	1,800	5.00%	6 Month LIBOR	(38,758)
Barclays Capital (1)	06/15/07	GBP	26,100	5.00%	6 Month LIBOR	(39,773)
Barclays Capital (1)	09/15/10	GBP	900	5.00%	6 Month LIBOR	(12,359)
Goldman Sachs (1)	12/20/16		$700	5.00%	3 Month LIBOR	21,359
Barclays Capital (1)	12/20/08		$6,700	5.00%	3 Month LIBOR	53,094
Goldman Sachs (1)	12/20/36		$400	5.00%	3 Month LIBOR	(3,835)
Bank of America, N.A.(1)	12/20/36		$1,000	5.00%	3 Month LIBOR	62,917

						$(261,070)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

The Total Return Bond portfolio entered into credit default swap agreements for the year ended October 31, 2006. Details of the swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bear Sterns International Ltd. (2)	06/20/10	300	0.40%	Dow Jones CDX IG4 Index	$1,238
Goldman Sachs (1)	12/20/10	1,400	0.85%	Dow Jones CDX IG4 Index	(12,506)
UBS AG(2)	06/20/07	500	3.35%	Ford Motor Credit Co., 7.00%, due 10/1/13	20,842
Lehman Brothers (1)	06/20/09	800	0.40%	Peoples’ Republic of China, 6.80%, due 5/23/11	(6,192)
Bear Sterns International Ltd. (2)	03/20/07	400	0.62%	Russian Federation, 2.25%, due 03/31/30	935
Morgan Stanley & Co.(2)	06/20/07	100	0.46%	Russian Federation, 5.00%, due 03/31/30	310
Duetsche Bank (2)	9/20/2007	20,000	2.30%	Softbank Corp., 1.75%, due 03/31/14	432
JP Morgan Chase (2)	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1,582

					$6,641

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

During the period ended October 31, 2006, the Total Return Bond Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 09/25/07	CNY	1,920	$25,000	$25,121	$121
Euros,
Expiring 11/20/06	EUR	1,300	1,661,852	1,659,200	(2,652)
Expiring 12/08/06	EUR	212	270,415	271,145	730
Japanese Yen,
Expiring 11/15/06	JPY	107,000	917,970	914,881	(3,089)
South Korea Won,
Expiring 02/26/07	KRW	23,856	25,000	25,402	402
Singapore Dollar,
Expiring 11/27/06	SGD	39	25,000	25,258	258
Taiwan Dollar,
Expiring 02/26/07	TWD	822	25,000	24,952	(48)

			$2,950,237	$2,945,959	$(4,278)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 11/15/06	JPY	28,972	$250,080	$248,041	$2,039
Pound Stering,
Expiring 11/30/06	GBP	1,569	2,937,725	2,993,760	(56,035)

			$3,187,805	$3,241,801	$(53,996)

During the period ended October 31, 2006, the Total Return Bond Fund entered into financial futures contracts. Details of open contracts at October 31, 2006 were as follows:

Number of Contracts	Type	Expiration Date	Value at October 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
1	10 Yr. U.S. Treasury Notes	Dec. 2006	$108,219	$107,094	$1,125
36	30 Yr. U.S. Treasury Bonds	Dec. 2006	4,055,625	3,978,422	77,203
358	90 Day Euro	Mar. 2007	84,828,100	85,209,525	(381,425)
8	90 Day Euro	Mar. 2008	1,905,700	1,904,900	800
334	90 Day Euro	Jun. 2007	79,283,250	79,437,500	(154,250)
440	90 Day Euro	Sept. 2007	104,637,500	104,583,812	53,688
93	90 Day Euro	Dec. 2006	22,002,637	21,985,137	17,500
352	90 Day Euro	Dec. 2007	83,815,600	83,614,287	201,313
55	90 Day Euro EURIBOR	Jun. 2007	16,868,323	16,883,655	(15,332)
7	90 Day Sterling	Mar. 2008	1,580,985	1,582,463	(1,478)
10	90 Day Sterling	Jun. 2007	2,256,166	2,259,266	(3,100)
5	90 Day Sterling	Jun. 2008	1,129,752	1,130,494	(742)
17	90 Day Sterling	Sept. 2007	3,836,698	3,840,560	(3,862)
7	90 Day Sterling	Sept. 2008	1,582,154	1,583,108	(954)
27	90 Day Sterling	Dec. 2007	6,095,512	6,100,237	(4,725)

			$413,986,221	$414,200,460	$(214,239)

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $ 256,842,691 ; accordingly, net unrealized depreciation on investments for federal income tax purposes was $ 244,291 (gross unrealized appreciation $ 2,818,129 ; gross unrealized depreciation $ 3,062,420 ). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund- Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transcriptions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2006

*	Print the name and title of each signing officer under his or her signature.